Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 55,155	$ 7,699	¥ 92,586
Short-term investments	31,789	4,438	9,085
Accounts receivable	43,141	6,022	53,843
Inventories	4,115	574	107
Advance to suppliers	9,654	1,348	3,627
Other current assets	3,507	490	2,535
Total current assets	147,605	20,605	162,585
Non-current assets:
Long-term investments	17,476	2,440	11,905
Property and equipment, net	2,115	295	1,938
Construction-in-progress	6,132	856
Intangible assets, net	66,991	9,352	61,730
Operating lease right-of-use assets, net	3,792	529	5,124
Total non-current assets	96,506	13,472	80,697
Total assets	244,111	34,077	243,282
Current liabilities:
Accounts payable	58,766	8,204	38,018
Accrued expenses and other liabilities	3,833	536	4,545
Tax payables	4,516	630	4,543
Operating lease liabilities – current	2,129	297	2,645
Contract liabilities	19,295	2,693	25,036
Total current liabilities	88,539	12,360	74,794
Non-current liabilities:
Operating lease liabilities – non-current	1,615	226	2,867
Other non-current liabilities	1,792	250	1,792
Total non-current liabilities	3,407	476	4,659
Total liabilities	91,946	12,836	79,453
Shareholders’ equity:
Ordinary shares (US$0.00001428571428 par value; 3,500,000,000 and 3,500,000,000 shares authorized; 1,152,740,747 and 1,230,609,377 issued and outstanding as of December 31, 2024 and June 30, 2025)	126	18	119
Additional paid-in capital	275,456	38,452	267,626
Statutory reserve	7,460	1,041	7,411
Accumulated deficit	(164,928)	(23,023)	(143,585)
Accumulated other comprehensive income	1,484	207	399
Total JINXIN TECHNOLOGY HOLDING COMPANY shareholders’ equity	119,598	16,695	131,970
Non-controlling interests	32,567	4,546	31,859
Total equity	152,165	21,241	163,829
Total liabilities, and equity	244,111	34,077	243,282
Related Party
Current assets:
Amount due from related parties	244	34	802
Current liabilities:
Amount due to related parties			¥ 7